Investments - Additional Information (Details) R$ in Millions						12 Months Ended
	Dec. 19, 2025 BRL (R$) Number	Dec. 02, 2025 BRL (R$) Number MW	Dec. 31, 2024 BRL (R$)	Oct. 16, 2024 BRL (R$)	Sep. 19, 2023 BRL (R$)	Dec. 31, 2025 BRL (R$) Number MW	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Working capital						R$ 17	R$ (1,914)
Loss			R$ 3,053			3,031	3,053
Dividends received						R$ 269	349	R$ 592
Installed capacity (MW) | MW						3,601.7
Acquisition wholly-owned subsidiary interests						100.00%
Impairment							46
Alianca Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest						11.69%
Amazonia Energia S A And Alianca Norte Energia S A [Member]
IfrsStatementLineItems [Line Items]
Working capital						R$ (84)	(217)
UFVs Photovoltaic Power Plants [Member] | Special Purpose Entities (SPEs) [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate		49.00%
Equity value		R$ 106
Number of special purpose entities | Number		5
Guanhaes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Reduce the share capital					R$ 235
Absorption of losses share capital					137
Repaid to stockholders					R$ 98
Correspond of share capital							48
Paracambi Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Reduce the share capital				R$ 18
Correspond of share capital							R$ 9
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Acquisition wholly-owned subsidiary interests						100.00%	100.00%
C E M I G Sim [Member] | Special Purpose Entities (SPEs) [Member]
IfrsStatementLineItems [Line Items]
Recognized gain on investment		R$ 60
Number of special purpose entities | Number		5
C E M I G Sim [Member] | UFVs Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Number of corporate reorganization of pv plants | Number						11
C E M I G Sim [Member] | UFVs Photovoltaic Power Plants [Member] | Special Purpose Entities (SPEs) [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate		51.00%
Installed generation capacity | MW						27
Equity value		R$ 105
Number of special purpose entities | Number		6				6
C E M I G Sim [Member] | Photovoltaic Plants [Member]
IfrsStatementLineItems [Line Items]
Number of photovoltaic generation plants | Number						3
Equity value	R$ 46	R$ 106
Total amount of consideration transferred	56	R$ 105
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Special Purpose Entities (SPEs) [Member]
IfrsStatementLineItems [Line Items]
Total amount of consideration transferred	R$ 15
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Hera Energia e Empreendimentos Imobiliários Ltda. (“Hera”) [Member]
IfrsStatementLineItems [Line Items]
Acquisition wholly-owned subsidiary interests	100.00%
Equity value	R$ 26
Total amount of consideration transferred	R$ 38
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 1 SPE Empreendimentos e Energia S.A. (“Apolo 1”) [Member]
IfrsStatementLineItems [Line Items]
Acquisition wholly-owned subsidiary interests	51.00%		49.00%
Equity value	R$ 10
Total amount of consideration transferred	R$ 9
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 2 SPE Empreendimentos e Energia S.A. (“Apolo 2”) [Member]
IfrsStatementLineItems [Line Items]
Acquisition wholly-owned subsidiary interests	51.00%		49.00%
Equity value	R$ 10
Total amount of consideration transferred	R$ 9
C E M I G Sim [Member] | Mori Energia Holding S.A. ("Mori") [Member]
IfrsStatementLineItems [Line Items]
Number of corporate reorganization of pv plants | Number	3
C E M I G Sim [Member] | Mori Energia Holding S.A. ("Mori") [Member] | UFVs Photovoltaic Power Plants [Member] | Comerc Energia S.A. ("Comerc") [Member]
IfrsStatementLineItems [Line Items]
Equity interest rate	51.00%	49.00%
Installed generation capacity | MW		53.7
Number of corporate reorganization of pv plants | Number		11